Components of Deferred Income Taxes Included in Consolidated Financial Statements (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 2,897,479	$ 2,516,669
Net operating loss carryover	2,315,140	2,426,903
Other real estate	272,598	275,530
Unrealized loss on available-for-sale securities	642,629	0
Other	1,219,682	1,194,345
Deferred Tax Assets, Gross, Total	7,347,528	6,413,447
Deferred tax liabilities:
Securities	(115,737)	(112,050)
Premises and equipment	(449,136)	(554,103)
Unrealized gain on available-for-sale securities	0	(560,791)
Core deposit intangible	(231,845)	(149,109)
Goodwill	(1,228,960)	(929,316)
Deferred Tax Liabilities, Gross	(2,025,678)	(2,305,369)
Net deferred tax asset, included in other assets	$ 5,321,850	$ 4,108,078